Deconsolidation (Details)																3 Months Ended	5 Months Ended		12 Months Ended
	Oct. 21, 2024 CNY (¥)	Oct. 21, 2024 USD ($)	May 20, 2024 CNY (¥)	May 20, 2024 USD ($)	Apr. 06, 2023 CNY (¥)	Apr. 06, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Jul. 01, 2022 CNY (¥)	Jul. 01, 2022 USD ($)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	May 25, 2022 HKD ($)	Oct. 01, 2021 CNY (¥)	Oct. 01, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Nov. 01, 2022 CNY (¥)	Nov. 01, 2022 USD ($)	May 25, 2022 USD ($)
Deconsolidation [Line Items]
Percentage of issued share capital									99.00%	99.00%
Consideration																			¥ 2,471,019	$ 387,569
Related party receivable																			9,654,372		¥ 3,229,486		$ 1,343,049
Recognized gain loss amount					¥ 17,801,786	$ 2,526,259
Income from unconsolidated subsidiary																						¥ 1,826,318
Gain from disposal of equity interest			¥ 1,416,187	$ 197,010					¥ 65,587	$ 9,417												¥ 387,632
Equity interest amount																								¥ 8,887,165	$ 1,276,049
Loss from disposal	¥ 56,134,710	$ 7,809,069
Recognized gain loss amount					¥ 17,801,786	$ 2,526,259
Transfer amount			¥ 10	$ 1.4
Shenzhen Kuxuanyou [Member]
Deconsolidation [Line Items]
Equity interest																								100.00%	100.00%
Bimai [Member]
Deconsolidation [Line Items]
Equity interest							100.00%
Issued share capital, amount							¥ 0
Fe-da Electronics [Member]
Deconsolidation [Line Items]
Equity interest					100.00%	100.00%
Hainan Weidong Technology Co., Ltd [Member]
Deconsolidation [Line Items]
Equity interest			100.00%	100.00%
Bimai [Member]
Deconsolidation [Line Items]
Loss from disposal							¥ 1,100,000	$ 200,000
ICinit [Member]
Deconsolidation [Line Items]
Related party receivable																			27,589,530
Income																¥ 721,439
ICinit [Member]
Deconsolidation [Line Items]
Retained interest amounted																			¥ 410,337
ICinit [Member]
Deconsolidation [Line Items]
Equity interest											19.00%			49.00%	49.00%		19.00%									19.00%
Cost method investment											¥ 1,460,484						¥ 1,460,484									$ 209,701
Recognized gain loss amount											¥ 387,632	$ 55,657
Income from unconsolidated subsidiary																	¥ 1,826,318	$ 262,229
ICinit [Member]
Deconsolidation [Line Items]
Percentage of issued share capital											30.00%	30.00%	30.00%	2.00%	2.00%
Consideration												$ 391,186	$ 3,050,000	¥ 41,000	$ 50,000
Pengcheng Keyi [Member]
Deconsolidation [Line Items]
Percentage of issued share capital									1.00%	1.00%
Pengcheng Keyi [Member] | One Unrelated Individuals [Member]
Deconsolidation [Line Items]
Consideration									¥ 1
Pengcheng Keyi [Member] | Two Unrelated Individuals [Member]
Deconsolidation [Line Items]
Consideration									¥ 0.1